UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Vardon Capital Management, LLC
Address:  120 West 45 Street, 17th Floor
New York, New York 10036

Form 13F File Number:   28-10692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard W. Shea, Jr.
Title:  	Managing Member
Phone:		(212) 626-6300

Signature, Place, and Date of Signing:


	/s/ Richard W. Shea, Jr.  	New York, NY		08/13/09
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0
List of 13(f) Securities used for this report: 	Second quarter 2009

Form 13F Information Table Entry Total:  	1
Form 13F Information Table Value Total:  	$1402
					 	(thousands)

List of Other Included Managers: 		NONE

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

COSI INC			NASDAQ OTC ISSUES	22122P101	1402		2226146		SH		Sole		2226146
